Post- Employment Benefits - Summary of Percentage of Assets Amount Contributed to Fair Value of Plan Assets (Detail)	12 Months Ended
Dec. 31, 2017
Percentage Of Assets Amount Contributed To Fair Value Of Plan Assets [Abstract]
Cash	2.20%
Bonds	64.30%
Shares	9.30%
Real estate	16.40%
Mortgages	7.70%
Alternative investments	0.10%
Total	100.00%